Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021		Mar. 31, 2020
Offsetting Liabilities [Line Items]
Repurchase agreements	[1]	¥ 34,154	[2]	¥ 36,397
Securities lending transactions	[1]	1,781	[2]	¥ 1,252
Total	[2]	35,935
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	13,837
Securities lending transactions	[3]	872
Total	[2],[3]	14,709
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		16,452
Securities lending transactions		351
Total	[2]	16,803
30 - 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,991
Securities lending transactions		291
Total	[2]	2,282
90 days - 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,590
Securities lending transactions		266
Total	[2]	1,856
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		284
Securities lending transactions		1
Total	[2]	¥ 285

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥627 billion and ¥6,356 billion, respectively. As of March 31, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥998 billion and ¥138 billion, respectively. As of March 31, 2021, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥480 billion and ¥2,653 billion, respectively. As of March 31, 2021, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,947 billion and ¥213 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.